Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures Related to the Grant of Certain Equity Awards
Historically, our Human Capital Committee has granted equity awards to new executive officers upon commencement of their employment and has considered providing additional grants to existing executive officers annually based on overall individual and corporate performance and for retention purposes. These options and RSUs generally vest based on continued service over four years, which is designed to ensure increased retention of our executive officers.
Our equity awards, including stock options, are granted in connection with our yearly compensation cycle and regularly scheduled meetings of the Human Capital Committee. Historically, our practice was to make annual award grants in the third quarter of each fiscal year. Beginning in 2025, we adjusted our practice to make annual award grants in the first quarter of each fiscal year. Our policy is to not grant stock options or similar awards in anticipation of the release of material non-public information and to not time the release of material non-public information based on equity award grant date, but some option grants may be granted close in time to the release of material non-public information to the extent those options are being granted upon hiring of new executive officers or in connection with annual grants being made as part of our director compensation policy. Additionally, from time to time, we may make certain award grants to new employees and existing employees related to retention and recognition. During the year ended December 31, 2025, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and none of our NEOs were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method
Historically, our Human Capital Committee has granted equity awards to new executive officers upon commencement of their employment and has considered providing additional grants to existing executive officers annually based on overall individual and corporate performance and for retention purposes. These options and RSUs generally vest based on continued service over four years, which is designed to ensure increased retention of our executive officers.
Our equity awards, including stock options, are granted in connection with our yearly compensation cycle and regularly scheduled meetings of the Human Capital Committee. Historically, our practice was to make annual award grants in the third quarter of each fiscal year. Beginning in 2025, we adjusted our practice to make annual award grants in the first quarter of each fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our policy is to not grant stock options or similar awards in anticipation of the release of material non-public information and to not time the release of material non-public information based on equity award grant date, but some option grants may be granted close in time to the release of material non-public information to the extent those options are being granted upon hiring of new executive officers or in connection with annual grants being made as part of our director compensation policy. Additionally, from time to time, we may make certain award grants to new employees and existing employees related to retention and recognition. During the year ended December 31, 2025, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and none of our NEOs were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.
MNPI Disclosure Timed for Compensation Value	false